INCOME TAXES (Details Narrative)	12 Months Ended
Apr. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income tax rate	21.00%
Net operating loss carryforwards	$ 16,274,000